Segment information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Metal sales	$ 940,914	$ 1,026,685
Turkey
Disclosure of operating segments [line items]
Metal sales	486,069	588,188
Turkey | Two customers
Disclosure of operating segments [line items]
Metal sales	319,339	368,459
Canada
Disclosure of operating segments [line items]
Metal sales	$ 273,358	$ 257,267
Canada | One customer
Disclosure of operating segments [line items]
Percentage of company's revenue	99.00%	99.00%